5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Restricted Cash and Funds held and due (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Restricted Cash and Funds held and due

	December 31, 2018	December 31, 2017

Restricted cash & Funds held for optionees
Alvito - OZE	$ -	$ 70,635
Alvalade, Marateca and Mertola - Funding Partner	-	97,275
	$ -	$ 167,910

Due from optionees
Covas - Blackheath	$ 33,855	$ 28,557
Alvito - OZE	9,368	-
	$ 43,223	$ 28,557